Provision for Income Taxes - Expiration of Tax Loss Carryforwards (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	$ 1,899
2017 Tax Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	26
2018 Tax Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	10
2019 Tax Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	29
2020 Tax Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	10
2021 Tax Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	1
2022-2026 Tax Loss Credit Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	947
Later Tax Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	290
Unlimited Tax Credit Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	$ 586